UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F-HR

                              Form 13F Cover Page

           Report for the Calendar Year of Quarter Ended:  06/30/2012

Check here if Amendment [  ]; Amendment Number:
This Amendment:         [  ]  is a restatement.
                        [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Asset Management Group, Inc.
Address: 60 Long Ridge Road
         Suite 305
         Stamford,CT  06902

Form 13F File Number: 028-14759

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  LeGrand S. Redfield, Jr.
Title: President
Phone: 203 964-8300

Signature, Place, and Date of Signing:

/s/LeGrand S. Redfield, Jr.      Stamford, CT                     August 6, 2012
--------------------------------------------------------------------------------
[Signature]                      [City, State]                    [Date]

Report type(Check only one.):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for the Manager: NONE

           Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:  0

Form 13F Information Table Entry Total: 58

Form 13F Information Table Value Total(thousands): 123194


List of Other Included Managers: NONE

                                         Title of             Value   Shrs or   Sh/  Put/  Investment   Other     Voting Authority
Name of Issuer                            Class   Cusip      (x$1000) Prn Amt  Prns  Call  Discretion  Managers  Sol  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                        SK     002824100   712     11044    SH          None                               11044
Barclay's Aggregate Bond Index I-Shares    ET     464287226   12557   112823   SH          None                               112823
Berkley W R Corporation                    SK     084423102   823     21155    SH          None                               21155
Berkshire Hathaway Cl B                    SK     084670702   282     3380     SH          None                               3380
Cisco Systems Inc                          SK     17275R102   175     10221    SH          None                               10221
Copsync Inc                                SK     COYN        3       20485    SH          None                               20485
Dominos Pizza Inc                          SK     25754A201   642     20757    SH          None                               20757
Exxon Corporation                          SK     30231G102   684     7992     SH          None                               7992
General Electric Co.                       SK     369604103   543     26066    SH          None                               26066
Ishares Barclays Bd Fd 7-10 Yr Tr          ET     464287440   7113    65901    SH          None                               65901
Ishares Barclays Tips Bond Fund            ET     464287176   9056    75659    SH          None                               75659
Ishares Gold Trust                         ET     IAU         557     35800    SH          None                               35800
Ishares Goldman Sachs Tech Index           ET     464287549   971     14816    SH          None                               14816
Ishares Lehman Treas Bond 1-3 Year         ET     464287457   1407    16676    SH          None                               16676
Ishares MSCI Brazil Index                  ET     464286400   240     4651     SH          None                               4651
Ishares Msci Canada Idx Fd                 ET     464286509   674     26072    SH          None                               26072
Ishares Msci Emrg Mkt Fd                   ET     464287234   4796    122553   SH          None                               122553
Ishares Russell Midcap Index Fund          ET     464287499   785     7447     SH          None                               7447
Ishares Russell Midcap Value Index Fund    ET     464287473   6136    132468   SH          None                               132468
Ishares S&P 500 Growth S&P 500 Growth In   ET     464287309   1260    17144    SH          None                               17144
Ishares S&P GSCI Commodity Indexed         ET     46428R107   241     7910     SH          None                               7910
Ishares S&P Midcap 400 Bar Val             ET     464287705   5490    67262    SH          None                               67262
Ishares S&P Midcap 400 Growth Index Fund   ET     464287606   2086    19710    SH          None                               19710
Ishares S&P North Am Fund                  ET     464287374   2259    63781    SH          None                               63781
Ishares S&P Smallcap 600 Growth Index Fu   ET     464287887   1300    16106    SH          None                               16106
Ishares S&P Smallcap 600 Value             ET     464287879   4567    61448    SH          None                               61448
Ishares Tr Cohen & Steer Realty Majors I   ET     464287564   4696    59710    SH          None                               59710
Ishares Tr Msci Eafe                       ET     464287465   3333    66721    SH          None                               66721
Ishares Tr Russell 1000 Growth             ET     464287614   396     6259     SH          None                               6259
Ishares Tr Russell 1000 Val                ET     464287598   4679    68592    SH          None                               68592
Ishares Tr Russell 2000 Val                ET     464287630   1724    24495    SH          None                               24495
Ishares Tr Russell 3000 Russell 3000 Gro   ET     464287671   340     6608     SH          None                               6608
Ishares Tr Russell 3000 Val                ET     464287663   2268    25495    SH          None                               25495
Ishares Tr S&P 500 Barra Val               ET     464287408   5033    80813    SH          None                               80813
Ishares Tr S&P Midcap S&P Midcap 400 Ind   ET     464287507   4422    46961    SH          None                               46961
Ishares Tr S&P Smallcap 600                ET     464287804   1082    14769    SH          None                               14769
Ishares Trust Dow Jones Select Dividend    ET     464287168   1871    33298    SH          None                               33298
Ishares Trust Index Fund Ftse Xinhua Hk    ET     464287184   308     9138     SH          None                               9138
Ishares Trust S&P 500 Index                ET     464287200   567     4147     SH          None                               4147
Johnson & Johnson                          SK     478160104   1364    20193    SH          None                               20193
Mid Cap S P D R Trust Unit Ser             ET     78467Y107   582     3396     SH          None                               3396
Omnicom Group Inc                          SK     681919106   1434    29500    SH          None                               29500
Pepsico                                    SK     713448108   3535    50033    SH          None                               50033
Pfizer Inc                                 SK     717081103   581     25246    SH          None                               25246
Powershares QQQ Trust, Ser 1               SK     73935A104   312     4865     SH          None                               4865
Procter & Gamble Co.                       SK     742718109   409     6678     SH          None                               6678
Proshares Ultra S&P 500                    ET     74347R107   1168    21416    SH          None                               21416
S P D R Trust Unit Sr 1                    ET     78462F103   1045    7676     SH          None                               7676
Spdr S&P Biotech Etf                       ET     78464A870   779     8803     SH          None                               8803
Vanguard Bond Index Short Term Bond ETF    ET     921937827   3132    38602    SH          None                               38602
Vanguard Div Appreciation ETF              ET     921908844   4986    87961    SH          None                               87961
Vanguard Emerging Market                   ET     922042858   640     16026    SH          None                               16026
Vanguard Energy Index                      ET     92204A306   1317    13541    SH          None                               13541
Vanguard Growth Etf Msci Us Prime Mkt      ET     922908736   354     5205     SH          None                               5205
Vanguard Info Technology                   ET     92204A702   307     4470     SH          None                               4470
Vanguard Msci Us Sm Cap Growth             ET     922908595   3806    45437    SH          None                               45437
Wal Mart Stores                            SK     931142103   444     6362     SH          None                               6362
Walt Disney Co Holding Co                  SK     254687106   921     18995    SH          None                               18995